Supplement to
Fidelity® Variable
Insurance Products
Service Class 2
Natural Resources Portfolio
April 30, 2006
Prospectus

The Board of Trustees has approved restructuring the funds in this product line to align them to the extent possible with the following 10 sectors: Consumer Discretionary, Consumer Staples, Energy, Financials, Health Care, Industrials, Information Technology, Materials, Telecommunication Services, and Utilities. The purpose of the restructuring is to better align the funds' investment goals with standard industry descriptions. The funds will adopt new benchmark indices. For VIP Consumer Industries Portfolio, VIP Cyclical Industries Portfolio, VIP Natural Resources Portfolio and VIP Telecommunications & Utilities Growth Portfolio, shareholder approval of investment policy changes is required in advance. The product line restructuring will not occur until the necessary shareholder approvals have been obtained.

For more information, please visit www.fidelity.com or call 1-888-343-5433 for Fidelity variable universal life insurance or 1-800-544-2442 for Fidelity variable annuities. Please read the proxy statement when it becomes available because it contains important information. When available, the proxy statement can be accessed free of charge on www.sec.gov or by calling Fidelity at 1-888-343-5433 for Fidelity variable universal life insurance or 1-800-544-2442 for Fidelity variable annuities. A definitive proxy statement will be available on or about July 24, 2006.

The following information replaces the biographical information found in the "Fund Management" section on page 10.

John Dowd is co-manager of VIP Natural Resources Portfolio, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

Matthew Friedman is co-manager of VIP Natural Resources Portfolio, which he has managed since June 2004. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

VNR2-06-01 June 30, 2006
1.832958.100

Supplement to the

Fidelity® Variable Insurance Products

Natural Resources Portfolio

A Fund of Variable Insurance Products Fund IV

Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2006

The following information supplements the similar information found in the "Management Contracts" section on page 30.

The following table provides information relating to other accounts managed by Mr. Dowd as of May 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,452	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Natural Resources ($492 (in millions) assets managed).

As of May 31, 2006, the dollar range of shares of VIP Natural Resources beneficially owned by Mr. Dowd was none.

VNR2B-06-01 June 30, 2006
1.833012.100

Supplement to the

Fidelity® Variable Insurance Products
Consumer Industries Portfolio, Cyclical Industries Portfolio,
Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio,
Technology Portfolio, and Telecommunications & Utilities Growth Portfolio

Funds of Variable Insurance Products Fund IV

Initial Class

April 30, 2006

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information found in the "Management Contracts" section on page 39.

The following table provides information relating to other accounts managed by John Dowd as of May 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,452	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Natural Resources ($492 (in millions) assets managed).

VIPFCB-06-03 June 30, 2006
1.782383.108

Supplement to the

Fidelity® Variable Insurance Products
Consumer Industries Portfolio, Cyclical Industries Portfolio,
Financial Services Portfolio, Health Care Portfolio, Natural Resources Portfolio,
Technology Portfolio, and Telecommunications & Utilities Growth Portfolio

Funds of Variable Insurance Products Fund IV

Investor Class

April 30, 2006

STATEMENT OF ADDITIONAL INFORMATION

The following information supplements the similar information found in the "Management Contracts" section on page 40.

The following table provides information relating to other accounts managed by John Dowd as of May 31, 2006:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 4,452	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP Natural Resources ($492 (in millions) assets managed).

As of May 31, 2006, the dollar range of shares of VIP Natural Resources beneficially owned by Mr. Dowd was none.

VIPINVFB-06-03 June 30, 2006
1.827184.102